Convertible Notes (Details) - Schedule of changes in fair value of the level 3 liabilities - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Warrants [Member]
Convertible Notes (Details) - Schedule of changes in fair value of the level 3 liabilities [Line Items]
Outstanding, beginning balance	$ 20	$ 20	$ 319
Fair value converted			(20)
Fair value of issued level 3 liability	21		8
Changes in fair value	63	12	(287)
Outstanding, ending balance		32	20
Convertible component [Member]
Convertible Notes (Details) - Schedule of changes in fair value of the level 3 liabilities [Line Items]
Outstanding, beginning balance	493	493	1,053
Fair value converted	(484)	(149)	(151)
Fair value of issued level 3 liability	578		127
Changes in fair value	$ 54	140	(536)
Outstanding, ending balance		$ 484	$ 493